Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Impairment of long-lived assets
Impairment of indefinite-lived intangible assets	¥ 2,210	$ 318	¥ 0	¥ 0
Number of reporting units | item	4	4
Revenues related to estimated variable renewal commissions with respect to long-term insurance products	¥ 33,491		¥ 0	¥ 0
Impairment recognized on long-lived assets	¥ 0